Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 6—INTANGIBLE ASSETS

Intangible assets as of September 30, 2025 and December 31, 2024 consisted of the following:

	September 30,	December 31,
	2025	2024
Trade names	$3,084,100	$3,084,100
Customer lists	496,800	496,800
Non-compete	224,000	224,000
Order backlog	10,808,821	10,808,821
Total intangible assets	14,613,721	14,613,721
Less: accumulated amortization	(14,613,721)	(7,042,565)
Total intangible assets, net	$-	$7,571,156

Amortization expense for the three months ended September 30, 2025 and 2024 was $0 and $257,011, respectively. Amortization expense for the nine months ended September 30, 2025 and 2024 was $7,571,156 and $771,028, respectively.

NOTE 7 — INTANGIBLE ASSETS

The following is a summary of the Company’s intangible assets, net as of December 31, 2024 and 2023:

	Weighted Average	December 31, 2024
	Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Total
Trade names	—	$3,084,100	$3,084,100	$—
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
Order backlog	0.6	10,808,821	3,237,665	7,571,156
		$14,613,721	7,042,565	$7,571,156

	Weighted Average	December 31, 2023
	Useful Life Remaining (in years)	Gross Carrying Amount	Accumulated Amortization	Total
Trade names	0.8	$3,084,100	$2,313,072	$771,028
Customer lists	—	496,800	496,800	—
Non-compete	—	224,000	224,000	—
		$3,804,900	$3,033,872	$771,028

The Company periodically reviews the estimated useful lives of its identifiable intangible assets, taking into consideration any events or circumstances that might result in either a diminished fair value or revised useful life. Management has determined there have been no indicators of impairment or change in useful life for the years ended December 31, 2024, and 2023. Amortization expense relating to the Company’s intangible assets was $4,008,693 and $1,298,333 for the years ended December 31, 2024, and 2023, respectively, which is included in depreciation and amortization expenses on the accompanying consolidated statements of operations.

As of December 31, 2024, all of the intangible asset for order backlog will be amortized in 2025.